File No. 33-14954
                                                Rule 497(e)

                STEINROE VARIABLE INVESTMENT TRUST

                  SUPPLEMENT DATED JULY 9, 1999
                 TO PROSPECTUS DATED MAY 1, 1999

------------------------------------------------------------------
     Effective July 16, 1999, William M. Garrison will take over as sole portfolio manager of Stein Roe Small Company Growth Fund, Variable Series (formerly named Stein Roe Special Venture Fund, Variable Series). Mr. Garrison has been the Fund's portfolio manager since October 1998.

------------------------------------------------------------------
                     Client Services Hotline
                      800-367-3653 (press 2)

                          Distributed by:
                   Keyport Financial Services Corp.
                          125 High Street
                          Boston, MA  02110